Insurance (Tables)	12 Months Ended
Dec. 31, 2012
Insurance
Summary of the non-health and welfare insurance reserves	Table 1
Schedule of changes to the Company's estimated losses under self-insured programs	Table 2
Summary of expected future claim payments relating to the entity's non-health and welfare insurance reserves	Table 3
Summary of deposits and restricted investments	Table 4